Mezzanine equity (Tables)	12 Months Ended
Dec. 31, 2017
Temporary Equity Disclosure [Abstract]
Temporary Equity Disclosure
	December 31,
	2016	2017
	RMB	RMB

Huya’s Series A Preferred Shares (i)	-	509,668
Other mezzanine equity	9,272	15,329

Total	9,272	524,997

Temporary Equity
Huya
RMB

Balances as of January 1, 2017	-
Issuance of Huya’s preferred shares	509,730
Accretion of redeemable convertible preferred shares to redemption value	19,842
Foreign exchange	(19,904)
Balance as of December 31, 2017	509,668

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques
For the year ended December 31, 2017

Discount rate	25%-35%
Risk-free interest rate	1.70%
Volatility	50%-80%